ORGANIZATION AND CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2026
Management Commentary Explanatory [Abstract]
ORGANIZATION AND CAPITAL MANAGEMENT	ORGANIZATION AND CAPITAL MANAGEMENT
Brookfield Corporation (the “Corporation”) is a leading global investment firm focused on building long-term wealth for institutions and individuals around the world. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The Corporation is listed on the New York and Toronto stock exchanges (“NYSE” and “TSX”, respectively) under the symbol BN. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 100, Toronto, Ontario, M5J 2T3.
Capital Management
The Corporation utilizes its capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The Corporation’s capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 15%+ return compounded over the long-term while always maintaining excess capital to support ongoing operations.
The Corporation’s capital consists of the capital invested in its Asset Management business, its Wealth Solutions business, investments in its operating businesses, its corporate investments that are held outside of managed entities, and its net working capital. The Corporation’s capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at June 30, 2026, the Corporation’s capital totaled $61.5 billion (December 31, 2025 – $62.4 billion), and is computed as follows:

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	2026	2025
Cash and cash equivalents	$760	$461
Other financial assets	2,631	2,114
Investments[1]	58,522	58,951
Other assets and liabilities of the Corporation	(401)	891
Corporation’s Capital	$61,512	$62,417
Corporation’s Capital is comprised of the following:
Common equity	$42,483	$43,796
Preferred equity	4,088	4,090
Non-controlling interest	230	230
Corporate borrowings	14,711	14,301
	$61,512	$62,417
1.Represents the carrying value of the Corporation’s investments.
The Corporation generates returns on its capital through management fees and performance revenues earned through its Asset Management business, distributable earnings from its Wealth Solutions business, distributions or dividends earned from its capital invested in operating businesses, and through performance of the Corporation’s financial assets. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at June 30, 2026 is as follows:

AS AT JUN. 30, 2026 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$760	$14,125	$—	$14,885
Other financial assets	2,631	29,888	—	32,519
Accounts receivable and other[1]	2,456	32,657	(1,914)	33,199
Inventory	—	9,431	—	9,431
Assets classified as held for sale	—	15,394	—	15,394
Equity accounted investments	2,031	85,651	—	87,682
Investment properties	20	84,219	—	84,239
Property, plant and equipment	195	164,728	—	164,923
Intangible assets	81	37,075	—	37,156
Goodwill	—	41,928	—	41,928
Deferred income tax assets	378	3,781	—	4,159
Accounts payable and other[1]	(5,342)	(51,060)	1,914	(54,488)
Liabilities associated with assets classified as held for sale	—	(9,218)	—	(9,218)
Deferred income tax liabilities	(220)	(26,040)	—	(26,260)
Subsidiary equity obligations	—	(3,931)	—	(3,931)
Total	2,990	428,628	—	431,618
Investments[2]	58,522	—	(58,522)	—
Corporation’s Capital	61,512	428,628	(58,522)	431,618
Less:
Corporate borrowings	14,711	—	—	14,711
Non-recourse borrowings of managed entities	—	250,271	—	250,271
Amounts attributable to preferred equity	4,088	—	—	4,088
Amounts attributable to non-controlling interests	230	119,835	—	120,065
Common equity	$42,483	$58,522	$(58,522)	$42,483
1.Includes intercompany balances, including accounts receivable and other, and accounts payable and other of $1.9 billion and $1.9 billion, respectively, between entities under common control of the Corporation.
2.Represents the carrying value of the Corporation’s investments.
Common equity in investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our Corporate Activities. This measure is equal to the sum of the common equity in our Asset Management, Wealth Solutions, Infrastructure, Energy, Private Equity, and Real Estate operating segments.
In March 2026, Brookfield Business Partners L.P. (“BBU”) and Brookfield Business Holdings Corporation (“BBHC”, formerly Brookfield Business Corporation) completed a corporate reorganization into a new single publicly traded corporate entity – Brookfield Business Corporation (“BBUC”). All BBU limited partnership units and redemption-exchange units, as well as BBHC exchangeable shares were exchanged for newly issued Class A shares of BBUC on a one-for-one basis. In addition, BBU general partnership units and special limited partnership units were exchanged for newly issued Class B shares and non-voting incentive shares (“Special Shares”) of BBUC, respectively. The reorganization did not result in a change to BN’s economic interest and control over BBUC.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2025 is as follows:

AS AT DEC. 31, 2025 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$461	$15,781	$—	$16,242
Other financial assets	2,114	27,919	—	30,033
Accounts receivable and other[1]	2,866	32,442	(1,799)	33,509
Inventory	—	8,849	—	8,849
Assets classified as held for sale	—	12,780	—	12,780
Equity accounted investments	2,330	77,551	—	79,881
Investment properties	18	85,595	—	85,613
Property, plant and equipment	151	165,841	—	165,992
Intangible assets	83	38,413	—	38,496
Goodwill	—	43,355	—	43,355
Deferred income tax assets	467	3,754	—	4,221
Accounts payable and other[1]	(4,684)	(53,572)	1,799	(56,457)
Liabilities associated with assets classified as held for sale	—	(5,891)	—	(5,891)
Deferred income tax liabilities	(340)	(26,669)	—	(27,009)
Subsidiary equity obligations	—	(3,808)	—	(3,808)
Total	3,466	422,340	—	425,806
Investments[2]	58,951	—	(58,951)	—
Corporation’s Capital	62,417	422,340	(58,951)	425,806
Less:
Corporate borrowings	14,301	—	—	14,301
Non-recourse borrowings of managed entities	—	245,311	—	245,311
Amounts attributable to preferred equity	4,090	—	—	4,090
Amounts attributable to non-controlling interests	230	118,078	—	118,308
Common equity	$43,796	$58,951	$(58,951)	$43,796
1.Includes intercompany balances, including accounts receivable and other, and accounts payable and other of $1.8 billion and $1.8 billion, respectively, between entities under common control of the Corporation.
2.Represents the carrying value of the Corporation’s investments.